CONDENSED FINANCIAL INFORMATION OF THE COMPANY	12 Months Ended
Dec. 31, 2017
Disclosure of condensed financial information of company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE COMPANY
25.	CONDENSED FINANCIAL INFORMATION OF THE COMPANY

The following is the condensed financial information of the Company on a non-consolidated basis:

CONDENSED STATEMENTS OF FINANCIAL POSITION

	December 31,
	2016	2017	2017
	CNY	CNY	US$

ASSETS
NON-CURRENT ASSETS
Investments in subsidiaries	694	—	—

CURRENT ASSETS
Amounts due from subsidiaries	26,972	9,266	1,425
Cash and cash equivalents	10,678	13,912	2,138
Other receivables (Note 9(a))	—	9,377	1,441

TOTAL CURRENT ASSETS	37,650	32,555	5,004

TOTAL ASSETS	38,344	32,555	5,004

LIABILITIES AND EQUITY
CURRENT LIABILITIES
Other payables and accrued liabilities	1,398	2,350	361
Due to the Shareholder	12,565	11,573	1,779
Due to a related party	10,766	10,028	1,541

TOTAL CURRENT LIABILITIES	24,729	23,951	3,681

TOTAL LIABILITIES	24,729	23,951	3,681

EQUITY
Issued capital	290,179	290,179	44,597
Other capital reserves	823,581	823,581	126,574
Accumulated losses	(1,089,898)	(1,087,839)	(167,187)
Other comprehensive income	(10,247)	(17,317)	(2,661)

TOTAL EQUITY	13,615	8,604	1,323

TOTAL LIABILITIES AND EQUITY	38,344	32,555	5,004

CONDENSED STATEMENTS OF PROFIT OR LOSS

	December 31,
	2015	2016	2017	2017
	CNY	CNY	CNY	US$

Administrative expenses	(2,380)	(3,216)	(5,055)	(777)
Impairment of investments in subsidiaries	(25,335)	—	—	—
Impairment of an amount due from a subsidiary	(2,821)	—	—	—
Dividend income	31,680	—	—	—
Interest income	130	—	—	—
Profit on disposal of a subsidiary	—	—	7,114	1,093
Profit/ (loss) before income tax	1,274	(3,216)	2,059	316
Profit/ (loss) for the year	1,274	(3,216)	2,059	316

CONDENSED STATEMENTS OF CASH FLOWS

	December 31,
	2015	2016	2017	2017
	CNY	CNY	CNY	US$

Net cash flows used in operating activities	(1,851)	(2,796)	(3,647)	(560)
Net cash flows from investing activities	31,681	—	7,808	1,200
Net cash flows used in financing activities	(33,210)	(276)	—	—
NET (DECREASE)/INCREASE IN CASH	(3,380)	(3,072)	4,161	640
CASH AT BEGINNING OF THE YEAR	14,484	13,062	10,678	1,641
Net foreign exchange difference	1,958	688	(927)	(143)
CASH AT END OF THE YEAR	13,062	10,678	13,912	2,138

The above financial statements have been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, results of operations and cash flows of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries and the parent's equity in the undistributed earnings of 50 percent or less owned persons, accounted for by the equity method, together exceed 25 percent of the consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2017, CNY11.97 million (US$1.84 million) of the restricted capital and reserves were not available for distribution, and therefore, the condensed financial information of the Company has been presented for the years ended December 31, 2015, 2016 and 2017.

In the parent-company-only financial statements, the Company's investments in subsidiaries are stated at cost. The parent-company-only financial statements should be read in conjunction with the Company's consolidated financial statements.

The Company does not have any significant commitments or long-term obligations as of any of the years presented, except for those disclosed in the consolidated financial statements.

During the years ended December 31, 2015, 2016 and 2017, no cash dividends were declared and paid by the Company.